Income Taxes - Income tax reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Provision for income taxes [Abstract]
Income taxes using U.S federal statutory rate	$ (6,110)	$ (4,999)
Loss of tax benefit of net operating loss carryforwards	68,795
Loss of tax benefit of state net operating loss carryforwards	13,891
Loss of tax benefit of tax credit carryforwards	4,023
Amortization of gain on IP migration	767	767
State income taxes, net of federal benefit	(2,576)	380
Foreign rate differential	1,141	920
Valuation allowance	(75,407)	2,649
Derivative charge	(4,345)	(192)
Stock option exercises and cancellations	53	674
Research and development costs	(250)	(199)
Other	18
Total	$ 0	$ 0